NJEDA BONDS	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 8	NJEDA BONDS

Summary Description and History of NJEDA Bonds
On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	$3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

The net proceeds, after payment of issuance costs, were used (i) to redeem the outstanding tax-exempt Bonds originally issued by the Authority on September 2, 1999, (ii) refinance other equipment financing and (iii) for the purchase of certain equipment to be used in the manufacture of pharmaceutical products. As of March 31, 2016, all of the proceeds were utilized by the Company for such stated purposes.

On July 23, 2014, the Company retired all outstanding Series B notes, at par, along with all accrued interest due and owing as of such date. As of March 31, 2016, there are no amounts due and owing in relation the Series B notes.

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund of $366,000 in relation to the Series A Notes.

The Debt Service Reserve is maintained in restricted cash accounts that are classified in Other Assets.

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2015	Amortization Expense Current YTD	Balances As of March 31, 2016
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(135,874)	(14,178)	(150,052)
Unamortized Balance	$218,579		$204,401

The NJEDA Bonds require the Company to make an annual principal payment on September 1st of varying amounts as specified in the loan documents and semi-annual interest payments on March 1st and September 1st, equal to interest due on the outstanding principal at the applicable rate for the semi-annual period just ended.

Balance Sheet Classification of Bond Liability
Bond principal amounts scheduled to mature within 12 months of the balance sheet date were recorded as current liabilities as of such date. Bond principal amounts scheduled to mature on dates later than 12 months from the balance sheet date were recorded as non-current liabilities as of such date.

Bond financing consisting of the following, as of March 31,

	2016	2015

Refinanced NJEDA Bonds	$2,065,000	$2,275,000

Current portion	(220,000)	(210,000)

Long term portion, net of current maturities	$1,845,000	$2,065,000

Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2017	$220,000
2018	85,000
2019	90,000
2020	95,000
2021	105,000
Thereafter	1,470,000
$2,065,000